Label	Element	Value
First Eagle Overseas Fund | First Eagle Overseas Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	First Eagle Overseas Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	First Eagle Overseas Fund (“Overseas Fund” or the “Fund”) seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Overseas Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Overseas Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Overseas Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 210 and 217, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Overseas Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Overseas Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Overseas Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.34% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	12.34%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To achieve its objective of long-term capital growth, the Overseas Fund will invest primarily in equity securities (e.g., common stocks) of non-U.S. companies, the majority of which are traded in mature markets (for example, Canada, Japan, Germany and France), and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts) and “counts” relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). The Fund also may invest up to 20% of its total assets in debt instruments (e.g., notes and bonds). The Fund may invest in debt instruments generally without regard to their credit rating or time to maturity. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the Overseas Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the Overseas Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the Overseas Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Indices section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.firsteagle.com/funds/overseas-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Overseas Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.firsteagle.com/funds/overseas-fund
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns—Class A
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
Second Quarter 2020	12.99%	First Quarter 2020	-17.70%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.99%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(17.70%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I and Class R6 shares will vary. While only partial information is shown for Class R6 shares (because it is more recently organized), annual returns for Class R6 shares would have been substantially similar to those shown here. Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2025
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

First Eagle Overseas Fund
		Summary Information
First Eagle Overseas Fund | First Eagle Overseas Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, you may lose money by investing in the Overseas Fund.
First Eagle Overseas Fund | First Eagle Overseas Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
First Eagle Overseas Fund | First Eagle Overseas Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

First Eagle Overseas Fund | First Eagle Overseas Fund | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

First Eagle Overseas Fund | First Eagle Overseas Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk — The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

First Eagle Overseas Fund | First Eagle Overseas Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Geographic Investment Risk — To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

First Eagle Overseas Fund | First Eagle Overseas Fund | Canada Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Canada Risk — The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

First Eagle Overseas Fund | First Eagle Overseas Fund | European Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

European Risk — The Fund’s investments may subject it to risks associated with investing in European markets, including economic, political, regulatory and market developments affecting European countries and the European Union. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, including in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Ongoing geopolitical events, changes in trade relationships, shifts in regulatory frameworks, and regional conflicts may contribute to market volatility, reduced liquidity, and slower economic growth for companies that rely significantly on Europe for their business activities and revenues. Uncertainty regarding economic policy, fiscal conditions, or international trade arrangements involving European countries could also negatively affect the value of European securities.

First Eagle Overseas Fund | First Eagle Overseas Fund | Japan Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Japan Risk — The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect the Fund. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Japan, which could negatively affect the value of Japanese securities.

First Eagle Overseas Fund | First Eagle Overseas Fund | South Korea Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

South Korea Risk — The South Korean economy is heavily reliant on trading exports and disruptions or decreases in trade activity could lead to further declines. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security and

		economic risks that are specific to South Korea. Periods of political instability, including recent events, may negatively impact the South Korean economy. Economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.
First Eagle Overseas Fund | First Eagle Overseas Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Risk — When the Fund invests in emerging market securities (generally meaning those associated with less developed markets), the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

First Eagle Overseas Fund | First Eagle Overseas Fund | Small and Medium-Size Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

First Eagle Overseas Fund | First Eagle Overseas Fund | Large-Size Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large-Size Company Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

First Eagle Overseas Fund | First Eagle Overseas Fund | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

First Eagle Overseas Fund | First Eagle Overseas Fund | Gold Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

First Eagle Overseas Fund | First Eagle Overseas Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.

First Eagle Overseas Fund | First Eagle Overseas Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

First Eagle Overseas Fund | First Eagle Overseas Fund | Value Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

First Eagle Overseas Fund | First Eagle Overseas Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risk — The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.

First Eagle Overseas Fund | First Eagle Overseas Fund | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.

First Eagle Overseas Fund | First Eagle Overseas Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 610
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,817
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	610
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	844
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,096
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,817
First Eagle Overseas Fund | First Eagle Overseas Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,084
First Eagle Overseas Fund | First Eagle Overseas Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,190
First Eagle Overseas Fund | First Eagle Overseas Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	978
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 978
First Eagle Overseas Fund | MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.66%
First Eagle Overseas Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	5.59%
Annual Return [Percent]	oef_AnnlRtrPct	14.05%
Annual Return [Percent]	oef_AnnlRtrPct	(10.29%)
Annual Return [Percent]	oef_AnnlRtrPct	17.61%
Annual Return [Percent]	oef_AnnlRtrPct	6.95%
Annual Return [Percent]	oef_AnnlRtrPct	4.94%
Annual Return [Percent]	oef_AnnlRtrPct	(8.10%)
Annual Return [Percent]	oef_AnnlRtrPct	10.42%
Annual Return [Percent]	oef_AnnlRtrPct	6.14%
Annual Return [Percent]	oef_AnnlRtrPct	38.65%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.74%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
First Eagle Overseas Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	28.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.12%
First Eagle Overseas Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	19.37%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.97%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.55%
First Eagle Overseas Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	39.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.69%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.15%
First Eagle Overseas Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	36.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.06%
First Eagle Overseas Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	39.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.05%
Performance Inception Date	oef_PerfInceptionDate	Mar. 01, 2017

[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.